SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2017
SHARE-BASED COMPENSATION.
Schedule of share-based compensation expense, which is a noncash charge, included in the consolidated statements of operations

	Thousands of Yen
	2015	2016	2017
Cost of revenue	¥5,200	¥26,818	¥24,758
Selling, general and administrative expenses	21,960	51,593	28,274
Pre-tax share-based compensation expense	27,160	78,411	53,032
Income tax benefit	(2,722)	(8,471)	―
Total share-based compensation expense, net of tax
	¥24,438	¥69,940	¥53,032

Schedule of weighted-average assumptions used in estimating the fair value of options granted

	2015	2016	2017
Expected life of stock option (years)	4.3	4.2	4.2
Expected volatility	109.3%	97.1%	71.9%
Risk-free interest rate	0.2%	0.1%	0.2%
Expected dividend yield	0.8%	0.3%	0.2%

Schedule of weighted-average grant-date fair value per option

	Thousands of Yen
	2015	2016	2017
Weighted-average grant-date fair value per option	¥293	¥600	¥373

Summary of stock option activity

			Weighted-average	Aggregate
			remaining	intrinsic value
		Weighted-average	contractual term	(Thousands of
	Shares	exercise price	(in years)	Yen)
Outstanding―March 31, 2016	1,285,000	¥476	2.7	¥632,571
Granted	225,000	1,047
Exercised	(545,000)	248
Forfeited	(70,000)	862
Outstanding—March 31, 2017	895,000	¥729	3.3	¥117,016
Vested and expected to vest ― March 31, 2017	895,000	¥729	3.3	¥117,016
Exercisable—March 31, 2017	376,000	¥513	3.1	¥86,960

Summary of status of the Company's nonvested stock options and their weighted-average grant date fair value

		Weighted-Average
		Grant Date Fair
	Shares	Value
Nonvested—April 1, 2016	544,000	¥396
Granted	225,000	373
Vested	(180,000)	262
Forfeited	(70,000)	462
Outstanding—March 31, 2017	519,000	¥422